BANK LOANS (Details Narrative) - USD ($)						9 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 29, 2020	Jun. 29, 2020	Apr. 18, 2019	Nov. 22, 2017	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Term loan						$ 3,231,067		$ 3,249,067
Interest rate								5.50%
Stated rate of interest of loan, percent						9.50%		9.50%
Bank loan						$ 276,012		$ 774,095	$ 742,141
Debt discount						0		1,097	1,097
bank loan-long term portion								0	0
Debt discount, noncurrent								0	0
Debt discount, current						$ 234,430		6,566	1,094,131
Pledge Agreement [Member]
Line of Credit Facility [Line Items]
Debt discount, current								0	$ 5,482
Bank Loan Revolving Credit Line [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				$ 2,000,000	$ 1,000,000
Term loan					$ 10,000			$ 5,250,000
Interest rate	5.00%		5.25%	5.75%	4.50%			8.50%
Maturity date	Mar. 31, 2024		Mar. 31, 2024					Dec. 31, 2024
Repayment of principal amount								$ 109,375
Origination costs								$ 211,729
Imputed interest rate on origination costs								7.82%
Loan covenant description								(i) on or after June 30, 2020 but prior to December 31, 2020, minimum tangible net worth (net liability) of $2,750,000; on or after December 31, 2020 but prior to June 30, 2021, minimum tangible net worth (net liability) of $2,250,000; on or after June 30, 2021 but prior to December 31, 2021, minimum tangible net worth (net liability) of $1,750,000; on or after December 31, 2021, but prior to June 30, 2022, minimum tangible net worth (net liability) of $1,250,000; on or after June 30, 2022 but prior to December 31, 2022, minimum tangible net worth (net asset) of $500,000; on or after December 31, 2022, but prior to June 30, 2023, minimum tangible net worth (net asset) of $1,250,000; on or after June 30, 2023 but prior to December 31, 2023, minimum tangible net worth (net asset) of $2,000,000; on or after December 31, 2023, minimum tangible net worth (net asset) of $2,500,000, (ii) interest coverage ratios must be greater than 1.20-to-1, measured on quarterly basis, using a rolling four-quarter basis, beginning with the fiscal quarter ending June 30, 2020 (iii) the Company must achieve minimum consolidated earnings before tax interest, tax, depreciation and amortization of (“EBITDA”) greater than $300,000 per quarter, and (iv) annual capital expenditures must be less than $50,000.
Bank Loan Revolving Credit Line [Member] | Loan And Security Agreement [Member]
Line of Credit Facility [Line Items]
Maturity date			Mar. 22, 2024
Bank Loan Revolving Credit Line [Member] | Loan And Security Agreement [Member]
Line of Credit Facility [Line Items]
Interest rate		6.25%		6.75%
Repayment of principal amount			$ 62,500
Bank Loan Revolving Credit Line [Member] | Axxum Loan [Member]
Line of Credit Facility [Line Items]
Loan covenant description								(i) on or after December 31, 2017 but prior to June 30, 2018, minimum tangible net worth (net liability) of $2,250,000; on or after June 30, 2018 but prior to June 30, 2019, minimum tangible net worth (net liability) of $1,250,000; on or after June 30, 2019 but prior to December 31, 2019, minimum tangible net worth (net liability) of $950,000; on or after December 31, 2019 but prior to June 30, 2020, minimum tangible net worth (net asset) of $1750,000; on or after June 30, 2020 but prior to December 31, 2020, minimum tangible net worth (net asset) of $2,500,000; on or after December 31, 2020 but prior to June 30, 2021, minimum tangible net worth (net asset) of $3,000,000; on or after June 30, 2021 but prior to December 31, 2021, minimum tangible net worth (net asset) of $3,500,000; on or after December 31, 2021, minimum tangible net worth (net asset) of $5,000,000, (ii) interest coverage ratios must be greater than 1.25-to-1, measured on quarterly basis, using a rolling four-quarter basis, beginning with the fiscal quarter ending December 31, 2017, (iii) the Company and Axxum must achieve minimum consolidated earnings before tax interest, tax, depreciation and amortization of (“EBITDA”) greater than $300,000 per quarter, and (iv) annual capital expenditures must be less than $50,000.
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				$ 2,000,000	$ 1,000,000
Term loan					$ 10,000
Interest rate	5.00%		5.25%	5.75%	4.50%	8.50%
Maturity date	Mar. 31, 2024
Loan covenant description						(i) on or after June 30, 2020 but prior to December 31, 2020, minimum tangible net worth (net liability) of $2,750,000; on or after December 31, 2020 but prior to June 30, 2021, minimum tangible net worth (net liability) of $2,250,000; on or after June 30, 2021 but prior to December 31, 2021, minimum tangible net worth (net liability) of $1,750,000; on or after December 31, 2021, but prior to June 30, 2022, minimum tangible net worth (net liability) of $1,250,000; on or after June 30, 2022 but prior to December 31, 2022, minimum tangible net worth (net asset) of $500,000; on or after December 31, 2022, but prior to June 30, 2023, minimum tangible net worth (net asset) of $1,250,000; on or after June 30, 2023 but prior to December 31, 2023, minimum tangible net worth (net asset) of $2,000,000; on or after December 31, 2023, minimum tangible net worth (net asset) of $2,500,000, (ii) interest coverage ratios must be greater than 1.20-to-1, measured on quarterly basis, using a rolling four-quarter basis, beginning with the fiscal quarter ending June 30, 2020 (iii) the Company must achieve minimum consolidated EBITDA greater than $300,000 per quarter, and (iv) annual capital expenditures must be less than $50,000.
Interst rate description					The stated rate of interest of the Revolving Line of Credit is the prime rate plus 100 basis points
Revolving Credit Facility [Member] | Loan And Security Agreement [Member]
Line of Credit Facility [Line Items]
Term loan					$ 5,250,000
Interest rate					5.50%
Maturity date					Dec. 31, 2024
Repayment of principal amount					$ 109,375
Origination costs					$ 211,729
Imputed interest rate on origination costs					7.82%
Debt instrument, basis spread on variable rate					200.00%
Revolving Credit Facility [Member] | Loan And Security Agreement [Member]
Line of Credit Facility [Line Items]
Maturity date			Mar. 22, 2024
Revolving Credit Facility [Member] | Loan And Security Agreement [Member]
Line of Credit Facility [Line Items]
Interest rate			6.25%	6.75%
Repayment of principal amount			$ 62,500
Revolving Credit Facility [Member] | Axxum Loan [Member]
Line of Credit Facility [Line Items]
Loan covenant description						(i) on or after December 31, 2017 but prior to June 30, 2018, minimum tangible net worth (net liability) of $2,250,000; on or after June 30, 2018 but prior to June 30, 2019, minimum tangible net worth (net liability) of $1,250,000; on or after June 30, 2019 but prior to December 31, 2019, minimum tangible net worth (net liability) of $950,000; on or after December 31, 2019 but prior to June 30, 2020, minimum tangible net worth (net asset) of $1,750,000; on or after June 30, 2020 but prior to December 31, 2020, minimum tangible net worth (net asset) of $2,500,000; on or after December 31, 2020 but prior to June 30, 2021, minimum tangible net worth (net asset) of $3,000,000; on or after June 30, 2021 but prior to December 31, 2021, minimum tangible net worth (net asset) of $3,500,000; on or after December 31, 2021, minimum tangible net worth (net asset) of $5,000,000, (ii) interest coverage ratios must be greater than 1.25-to-1, measured on quarterly basis, using a rolling four-quarter basis, beginning with the fiscal quarter ending December 31, 2017, (iii) the Company and Axxum must achieve minimum consolidated earnings before tax interest, tax, depreciation and amortization of (“EBITDA”) greater than $300,000 per quarter, and (iv) annual capital expenditures must be less than $50,000.